UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2023

BrandywineGLOBAL —

SMALL CAP VALUE FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of BrandywineGLOBAL — Small Cap Value Fund for the six-month reporting period ended June 30, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2023

II	BrandywineGLOBAL — Small Cap Value Fund

Performance review

For the six months ended June 30, 2023, Class IS shares of BrandywineGLOBAL — Small Cap Value Fund, excluding sales charges, returned 11.98%. The Fund’s unmanaged benchmarks, the Russell 2000 Value Indexi and the Russell 2000 Indexii, returned 2.50% and 8.09%, respectively, for the same period.

Performance Snapshot as of June 30, 2023 (unaudited)
(excluding sales charges)	6 months
BrandywineGLOBAL — Small Cap Value Fund:
Class A	11.76%
Class C	11.58%
Class R	11.58%
Class I	11.88%
Class IS	11.98%
Russell 2000 Value Index	2.50%
Russell 2000 Index	8.09%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The Fund is the successor to an unregistered private fund (the “Predecessor Fund”). On August 31, 2022, the Predecessor Fund transferred its assets to the Fund in exchange for the Fund’s Class IS shares.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class R, Class I and Class IS shares were 3.46%, 4.66%, 4.16%, 3.66% and 3.14%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.25% for

BrandywineGLOBAL — Small Cap Value Fund	III

Performance review (cont’d)

Class A shares, 2.00% for Class C shares, 1.60% for Class R shares, 1.00% for Class I shares and 0.90% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving fees and/or reimbursing expenses, exceed the expense limitation (“expense cap”) for all the classes as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. The management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manger earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA
President and Chief Executive Officer

July 31, 2023

RISKS: Equity securities are subject to market and price fluctuations. Stocks of small capitalization companies may involve a higher degree of risk and volatility than stocks of larger capitalization companies. Value stocks may underperform the overall equity market while the market concentrates on growth stocks. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk as compared to investments in U.S. securities or issuers with predominantly domestic exposure, such as less liquid, less transparent, less regulated and more volatile markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, inadequate accounting standards, lack of information and political, economic, financial or social instability. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the

IV	BrandywineGLOBAL — Small Cap Value Fund

global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price- to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ii

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

BrandywineGLOBAL — Small Cap Value Fund	v

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2023 and December 31, 2022. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

BrandywineGLOBAL — Small Cap Value Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2023 and held for the six months ended June 30, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	11.76%	$1,000.00	$1,117.60	1.16%	$6.09	Class A	5.00%	$1,000.00	$1,019.04	1.16%	$5.81
Class C	11.58	1,000.00	1,115.80	1.69	8.87	Class C	5.00	1,000.00	1,016.41	1.69	8.45
Class R	11.58	1,000.00	1,115.80	1.60	8.39	Class R	5.00	1,000.00	1,016.86	1.60	8.00
Class I	11.88	1,000.00	1,118.80	1.00	5.25	Class I	5.00	1,000.00	1,019.84	1.00	5.01
Class IS	11.98	1,000.00	1,119.80	0.90	4.73	Class IS	5.00	1,000.00	1,020.33	0.90	4.51

2	BrandywineGLOBAL — Small Cap Value Fund 2023 Semi-Annual Report

[1]	For the six months ended June 30, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

BrandywineGLOBAL — Small Cap Value Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2023

BrandywineGLOBAL — Small Cap Value Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 98.1%
Communication Services — 2.2%
Entertainment — 2.2%
Vivid Seats Inc., Class A Shares	49,130	$389,110	*
Consumer Discretionary — 6.9%
Automobiles — 1.7%
Thor Industries Inc.	2,872	297,252
Household Durables — 1.4%
Purple Innovation Inc.	87,870	244,279
Specialty Retail — 3.8%
Designer Brands Inc., Class A Shares	18,480	186,648
Signet Jewelers Ltd.	2,440	159,234
Wayfair Inc., Class A Shares	5,200	338,052	*
Total Specialty Retail		683,934
Total Consumer Discretionary		1,225,465
Consumer Staples — 6.0%
Beverages — 1.3%
Boston Beer Co. Inc., Class A Shares	730	225,161	*
Consumer Staples Distribution & Retail — 1.4%
United Natural Foods Inc.	12,710	248,481	*
Food Products — 3.3%
Ingredion Inc.	5,611	594,485
Total Consumer Staples		1,068,127
Energy — 6.5%
Energy Equipment & Services — 2.4%
Cactus Inc., Class A Shares	10,270	434,626
Oil, Gas & Consumable Fuels — 4.1%
Callon Petroleum Co.	10,590	371,391	*
Vital Energy Inc.	7,710	348,107	*
Total Oil, Gas & Consumable Fuels		719,498
Total Energy		1,154,124
Financials — 20.1%
Banks — 6.3%
Associated Banc-Corp.	16,300	264,549
ConnectOne Bancorp Inc.	10,140	168,223
Hope Bancorp Inc.	21,120	177,830
New York Community Bancorp Inc.	8,092	90,954
Texas Capital Bancshares Inc.	4,830	248,745	*
Washington Federal Inc.	6,500	172,380
Total Banks		1,122,681

See Notes to Financial Statements.

4	BrandywineGLOBAL — Small Cap Value Fund 2023 Semi-Annual Report

BrandywineGLOBAL — Small Cap Value Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Capital Markets — 2.3%
Invesco Ltd.	10,410	$174,992
New Mountain Finance Corp.	18,180	226,159
Total Capital Markets		401,151
Consumer Finance — 5.6%
Bread Financial Holdings Inc.	8,810	276,546
NerdWallet Inc., Class A Shares	34,504	324,683	*
SLM Corp.	24,600	401,472
Total Consumer Finance		1,002,701
Financial Services — 5.9%
Essent Group Ltd.	11,130	520,884
loanDepot Inc., Class A Shares	133,860	283,783	*
TFS Financial Corp.	19,130	240,464
Total Financial Services		1,045,131
Total Financials		3,571,664
Health Care — 9.5%
Biotechnology — 1.0%
Ironwood Pharmaceuticals Inc.	16,590	176,518	*
Health Care Equipment & Supplies — 3.8%
Globus Medical Inc., Class A Shares	5,943	353,846	*
Tactile Systems Technology Inc.	12,860	320,600	*
Total Health Care Equipment & Supplies		674,446
Health Care Providers & Services — 2.1%
PetIQ Inc.	25,050	380,008	*
Pharmaceuticals — 2.6%
ANI Pharmaceuticals Inc.	4,370	235,237	*
Collegium Pharmaceutical Inc.	10,589	227,558	*
Total Pharmaceuticals		462,795
Total Health Care		1,693,767
Industrials — 17.7%
Building Products — 6.0%
Hayward Holdings Inc.	24,100	309,685	*
JELD-WEN Holding Inc.	29,450	516,553	*
Trex Co. Inc.	3,660	239,950	*
Total Building Products		1,066,188
Commercial Services & Supplies — 2.5%
ACV Auctions Inc., Class A Shares	19,040	328,821	*
MillerKnoll Inc.	7,930	117,205
Total Commercial Services & Supplies		446,026
Electrical Equipment — 1.0%
Vertiv Holdings Co.	7,350	182,059

See Notes to Financial Statements.

BrandywineGLOBAL — Small Cap Value Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2023

BrandywineGLOBAL — Small Cap Value Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Machinery — 0.6%
Chart Industries Inc.	688	$109,936	*
Passenger Airlines — 5.4%
Alaska Air Group Inc.	7,490	398,318	*
Allegiant Travel Co.	4,434	559,926	*
Total Passenger Airlines		958,244
Professional Services — 2.2%
First Advantage Corp.	25,425	391,799	*
Total Industrials		3,154,252
Information Technology — 10.7%
Electronic Equipment, Instruments & Components — 7.2%
IPG Photonics Corp.	1,930	262,132	*
Knowles Corp.	17,620	318,217	*
Rogers Corp.	2,898	469,273	*
Vontier Corp.	7,460	240,287
Total Electronic Equipment, Instruments & Components		1,289,909
Semiconductors & Semiconductor Equipment — 3.5%
Cohu Inc.	7,230	300,479	*
Ichor Holdings Ltd.	8,530	319,875	*
Total Semiconductors & Semiconductor Equipment		620,354
Total Information Technology		1,910,263
Materials — 0.8%
Metals & Mining — 0.8%
Alamos Gold Inc., Class A Shares	12,010	143,159
Real Estate — 8.6%
Hotel & Resort REITs — 4.2%
Ryman Hospitality Properties Inc.	4,120	382,831
Sunstone Hotel Investors Inc.	36,670	371,100
Total Hotel & Resort REITs		753,931
Office REITs — 2.1%
Equity Commonwealth	18,030	365,288
Real Estate Management & Development — 1.2%
Howard Hughes Corp.	2,570	202,824	*
Specialized REITs — 1.1%
EPR Properties	4,320	202,176
Total Real Estate		1,524,219
Utilities — 9.1%
Electric Utilities — 2.1%
Portland General Electric Co.	7,920	370,894

See Notes to Financial Statements.

6	BrandywineGLOBAL — Small Cap Value Fund 2023 Semi-Annual Report

BrandywineGLOBAL — Small Cap Value Fund

(Percentages shown based on Fund net assets)

Security		Shares	Value
Gas Utilities — 2.1%
Chesapeake Utilities Corp.		3,230	$384,370
Multi-Utilities — 4.9%
Black Hills Corp.		7,670	462,194
NorthWestern Corp.		7,160	406,402
Total Multi-Utilities			868,596
Total Utilities			1,623,860
Total Investments before Short-Term Investments (Cost — $16,397,398)			17,458,010

	Rate
Short-Term Investments — 1.7%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $301,923)	5.058%	301,923	301,923	(a)(b)
Total Investments — 99.8% (Cost — $16,699,321)			17,759,933
Other Assets in Excess of Liabilities — 0.2%			41,000
Total Net Assets — 100.0%			$17,800,933

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2023, the total market value of investments in Affiliated Companies was $301,923 and the cost was $301,923 (Note 8).

See Notes to Financial Statements.

BrandywineGLOBAL — Small Cap Value Fund 2023 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

June 30, 2023

Assets:
Investments in unaffiliated securities, at value (Cost — $16,397,398)	$17,458,010
Investments in affiliated securities, at value (Cost — $301,923)	301,923
Cash	30,516
Receivable for securities sold	175,213
Deferred offering costs	31,895
Dividends receivable from unaffiliated investments	19,204
Receivable from investment manager	16,438
Dividends receivable from affiliated investments	2,328
Prepaid expenses	22,576
Total Assets	18,058,103

Liabilities:
Payable for securities purchased	179,635
Payable to investment manager (Note 2)	33,432
Fund accounting fees payable	27,321
Audit and tax fees payable	16,028
Trustees’ fees payable	184
Service and/or distribution fees payable	77
Accrued expenses	493
Total Liabilities	257,170
Total Net Assets	$17,800,933

Net Assets:
Par value (Note 7)	$16
Paid-in capital in excess of par value	16,095,115
Total distributable earnings (loss)	1,705,802
Total Net Assets	$17,800,933

See Notes to Financial Statements.

8	BrandywineGLOBAL — Small Cap Value Fund 2023 Semi-Annual Report

Net Assets:
Class A	$274,297
Class C	$27,408
Class R	$5,528
Class I	$15,606
Class IS	$17,478,094

Shares Outstanding:
Class A	24,712
Class C	2,477
Class R	500
Class I	1,406
Class IS	1,573,214

Net Asset Value:
Class A (and redemption price)	$11.10
Class C*	$11.06
Class R (and redemption price)	$11.06
Class I (and redemption price)	$11.10
Class IS (and redemption price)	$11.11
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$11.75

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

BrandywineGLOBAL — Small Cap Value Fund 2023 Semi-Annual Report	9

Statement of operations (unaudited)

For the Six Months Ended June 30, 2023

Investment Income:
Dividends from unaffiliated investments	$194,162
Dividends from affiliated investments	13,162
Less: Foreign taxes withheld	(305)
Total Investment Income	207,019

Expenses:
Offering costs (Note 1)	94,476
Investment management fee (Note 2)	67,138
Fund accounting fees	28,711
Audit and tax fees	15,028
Legal fees	14,167
Shareholder reports	2,749
Registration fees	2,611
Trustees’ fees	1,029
Service and/or distribution fees (Notes 2 and 5)	459
Transfer agent fees (Note 5)	105
Custody fees	30
Fees recaptured by investment manager (Note 2)	8
Commitment fees (Note 9)	4
Miscellaneous expenses	2,500
Total Expenses	229,015
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(153,355)
Net Expenses	75,660
Net Investment Income	131,359

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Loss From Unaffiliated Investment Transactions	(396,829)
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	2,077,659
Net Gain on Investments	1,680,830
Increase in Net Assets From Operations	$1,812,189

See Notes to Financial Statements.

10	BrandywineGLOBAL — Small Cap Value Fund 2023 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2023 (unaudited) and the Period Ended December 31, 2022	2023	2022†

Operations:
Net investment income	$131,359	$70,404
Net realized loss	(396,829)	(313,416)
Change in net unrealized appreciation (depreciation)	2,077,659	291,995
Increase in Net Assets From Operations	1,812,189	48,983

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(32,001)	(144,501)
Decrease in Net Assets From Distributions to Shareholders	(32,001)	(144,501)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,067,996	70,664
Reinvestment of distributions	31,961	144,338
Cost of shares repurchased	(741,898)	(20,000)
In-kind capital contribution (Note 10)	—	15,563,202
Increase in Net Assets From Fund Share Transactions	358,059	15,758,204
Increase in Net Assets	2,138,247	15,662,686

Net Assets:
Beginning of period	15,662,686	—
End of period	$17,800,933	$15,662,686

†	For the period August 31, 2022 (inception date) to December 31, 2022.

See Notes to Financial Statements.

BrandywineGLOBAL — Small Cap Value Fund 2023 Semi-Annual Report	11

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2023[2]	2022[3]

Net asset value, beginning of period	$9.94	$10.00

Income (loss) from operations:
Net investment income	0.20	0.04
Net realized and unrealized gain (loss)	0.98	(0.02)
Total income from operations	1.18	0.02

Less distributions from:
Net investment income	(0.02)	(0.08)
Total distributions	(0.02)	(0.08)

Net asset value, end of period	$11.10	$9.94
Total return[4]	11.76%	0.28%

Net assets, end of period (000s)	$274	$36

Ratios to average net assets:
Gross expenses[5]	2.98%[6]	4.22%[7]
Net expenses[5,8,9]	1.16	1.25
Net investment income[5]	3.76	1.20

Portfolio turnover rate	40%	21%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]	For the period August 31, 2022 (inception date) to December 31, 2022.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Ratio includes 1.11% of non-recurring organizational and offering costs related to the inception of the Fund.

[7]	Ratio includes 1.75% of non-recurring organizational and offering costs related to the inception of the Fund.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

12	BrandywineGLOBAL — Small Cap Value Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2023[2]	2022[3]

Net asset value, beginning of period	$9.93	$10.00

Income (loss) from operations:
Net investment income	0.03	0.01
Net realized and unrealized gain (loss)	1.12	(0.01)
Total income from operations	1.15	0.00 [4]

Less distributions from:
Net investment income	(0.02)	(0.07)
Total distributions	(0.02)	(0.07)

Net asset value, end of period	$11.06	$9.93
Total return[5]	11.58%	(0.03)%

Net assets, end of period (000s)	$27	$5

Ratios to average net assets:
Gross expenses[6]	3.92%[7,8]	5.40%[9]
Net expenses[6,10,11]	1.69 [7]	2.00
Net investment income[6]	0.67	0.25

Portfolio turnover rate	40%	21%[12]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]	For the period August 31, 2022 (inception date) to December 31, 2022.

[4]	Amount represents less than $0.005 or greater than $(0.005) per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[8]	Ratio includes 1.13% of non-recurring organizational and offering costs related to the inception of the Fund.

[9]	Ratio includes 1.73% of non-recurring organizational and offering costs related to the inception of the Fund.

[10]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Small Cap Value Fund 2023 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2023[2]	2022[3]

Net asset value, beginning of period	$9.93	$10.00

Income (loss) from operations:
Net investment income	0.04	0.02
Net realized and unrealized gain (loss)	1.11	(0.01)
Total income from operations	1.15	0.01

Less distributions from:
Net investment income	(0.02)	(0.08)
Total distributions	(0.02)	(0.08)

Net asset value, end of period	$11.06	$9.93
Total return[4]	11.58%	0.11%

Net assets, end of period (000s)	$6	$5

Ratios to average net assets:
Gross expenses[5]	3.75%[6,7]	4.90%[8]
Net expenses[5,9,10]	1.60 [6]	1.60
Net investment income[5]	0.83	0.65

Portfolio turnover rate	40%	21%[11]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]	For the period August 31, 2022 (inception date) to December 31, 2022.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]	Ratio includes 1.13% of non-recurring organizational and offering costs related to the inception of the Fund.

[8]	Ratio includes 1.73% of non-recurring organizational and offering costs related to the inception of the Fund.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

14	BrandywineGLOBAL — Small Cap Value Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2023[2]	2022[3]

Net asset value, beginning of period	$9.94	$10.00

Income (loss) from operations:
Net investment income	0.09	0.04
Net realized and unrealized gain (loss)	1.09	(0.01)
Total income from operations	1.18	0.03

Less distributions from:
Net investment income	(0.02)	(0.09)
Total distributions	(0.02)	(0.09)

Net asset value, end of period	$11.10	$9.94
Total return[4]	11.88%	0.29%

Net assets, end of period (000s)	$16	$5

Ratios to average net assets:
Gross expenses[5]	2.96%[6]	4.40%[7]
Net expenses[5,8,9]	1.00	1.00
Net investment income[5]	1.72	1.25

Portfolio turnover rate	40%	21%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]	For the period August 31, 2022 (inception date) to December 31, 2022.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Ratio includes 1.13% of non-recurring organizational and offering costs related to the inception of the Fund.

[7]	Ratio includes 1.73% of non-recurring organizational and offering costs related to the inception of the Fund.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Small Cap Value Fund 2023 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2023[2]	2022[3]

Net asset value, beginning of period	$9.94	$10.00

Income (loss) from operations:
Net investment income	0.08	0.05
Net realized and unrealized gain (loss)	1.11	(0.02)
Total income from operations	1.19	0.03

Less distributions from:
Net investment income	(0.02)	(0.09)
Total distributions	(0.02)	(0.09)

Net asset value, end of period	$11.11	$9.94
Total return[4]	11.98%	0.30%

Net assets, end of period (000s)	$17,478	$15,612

Ratios to average net assets:
Gross expenses[5]	2.72%[6]	3.87%[7]
Net expenses[5,8,9]	0.90	0.90
Net investment income[5]	1.53	1.35

Portfolio turnover rate	40%	21%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]	For the period August 31, 2022 (inception date) to December 31, 2022.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Ratio includes 1.13% of non-recurring organizational and offering costs related to the inception of the Fund.

[7]	Ratio includes 1.72% of non-recurring organizational and offering costs related to the inception of the Fund.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.90%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

16	BrandywineGLOBAL — Small Cap Value Fund 2023 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third

BrandywineGLOBAL — Small Cap Value Fund 2023 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

18	BrandywineGLOBAL — Small Cap Value Fund 2023 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$17,458,010	—	—	$17,458,010
Short-Term Investments†	301,923	—	—	301,923
Total Investments	$17,759,933	—	—	$17,759,933

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on

BrandywineGLOBAL — Small Cap Value Fund 2023 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Offering costs. Costs incurred by the Fund in connection with offering of the Fund’s shares at the commencement of the Fund’s operations are being amortized on a straight line basis over twelve months.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.800%
Next $2 billion	0.750
Over $3 billion	0.700

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA

20	BrandywineGLOBAL — Small Cap Value Fund 2023 Semi-Annual Report

pays Brandywine Global a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R, Class I and Class IS shares did not exceed 1.25%, 2.00%, 1.60%, 1.00% and 0.90%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below. During the six months ended June 30, 2023, fees waived and/or expenses reimbursed amounted to $153,355, which included an affiliated money market fund waiver of $327. LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2023, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class R	Class I	Class IS
Expires December 31, 2025	$256	$49	$54	$57	$154,009
Expires December 31, 2026	2,392	213	47	116	150,202
Total fee waivers/expense reimbursements subject to recapture	$2,648	$262	$101	$173	$304,211

For the six months ended June 30, 2023, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

	Class C	Class R
LMPFA recaptured	$7	$1

At June 30, 2023, $33,432 was payable to LMPFA by the Fund for reimbursement of fund organizational and offering expenses paid by LMPFA on behalf of the Fund.

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources.

BrandywineGLOBAL — Small Cap Value Fund 2023 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge. For the six months ended June 30, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$271
CDSCs	—

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$7,149,398
Sales	6,560,218

At June 30, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$16,699,321	$2,843,386	$(1,782,774)	$1,060,612

4. Derivative instruments and hedging activities

During the six months ended June 30, 2023, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

22	BrandywineGLOBAL — Small Cap Value Fund 2023 Semi-Annual Report

For the six months ended June 30, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$329		$19
Class C	117	†	13
Class R	13	†	13
Class I	—		13
Class IS	—		47
Total	$459		$105

†

Amounts shown are exclusive of expense reimbursements. For the six months ended June 30, 2023, the service and/or distribution fees reimbursed amounted to $49 and $9 for Class C and Class R shares, respectively.

For the six months ended June 30, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$2,397
Class C	262
Class R	56
Class I	116
Class IS	150,524
Total	$153,355

6. Distributions to shareholders by class

	Six Months Ended June 30, 2023	Period Ended December 31, 2022†
Net Investment Income:
Class A	$466	$261
Class C	48	35
Class R	10	42
Class I	28	46
Class IS	31,449	144,117
Total	$32,001	$144,501

†	For the period August 31, 2022 (inception date) to December 31, 2022.

7. Shares of beneficial interest

At June 30, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

BrandywineGLOBAL — Small Cap Value Fund 2023 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2023		Period Ended December 31, 2022†
	Shares	Amount	Shares	Amount
Class A
Shares sold	92,496	$1,029,715	5,551	$55,664
Shares issued on reinvestment	42	456	21	221
Shares repurchased	(71,428)	(735,203)	(1,970)	(20,000)
Net increase	21,110	$294,968	3,602	$35,885

Class C
Shares sold	2,598	$28,279	500	$5,000
Shares issued on reinvestment	3	38	—	—
Shares repurchased	(624)	(6,695)	—	—
Net increase	1,977	$21,622	500	$5,000

Class R
Shares sold	—	—	500	$5,000
Shares issued on reinvestment	—	—	—	—
Shares repurchased	—	—	—	—
Net increase	—	—	500	$5,000

Class I
Shares sold	904	$10,002	500	$5,000
Shares issued on reinvestment	2	18	—	—
Shares repurchased	—	—	—	—
Net increase	906	$10,020	500	$5,000

Class IS
Shares sold	—	—	—	—
Shares issued on reinvestment	2,875	$31,449	14,019	$144,117
Shares repurchased	—	—	—	—
In-kind capital contribution	—	—	1,556,320	15,563,202
Net increase	2,875	$31,449	1,570,339	$15,707,319

†	For the period August 31, 2022 (inception date) to December 31, 2022.

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

24	BrandywineGLOBAL — Small Cap Value Fund 2023 Semi-Annual Report

all or some portion of the six months ended June 30, 2023. The following transactions were effected in such company for the six months ended June 30, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$464,093	$3,204,292	3,204,292	$3,366,462	3,366,462

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$13,162	—	$301,923

9. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the period ended June 30, 2023.

10. In-kind transfer of securities

On August 31, 2022, the Fund’s Class IS shares received a contribution in-kind of investment securities, cash and other receivables in the amount of $15,563,202. The securities contributed in-kind had net unrealized depreciation of $1,309,042. This contribution was determined to be tax-free under the Internal Revenue Code Section 351 and no gain or loss was realized.

BrandywineGLOBAL — Small Cap Value Fund 2023 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

11. Deferred capital losses

As of December 31, 2022, the Fund had deferred capital losses of $356,931, which have no expiration date, that will be available to offset future taxable capital gains.

12. Recent accounting pronouncement

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.

26	BrandywineGLOBAL — Small Cap Value Fund 2023 Semi-Annual Report

Statement regarding liquidity risk management program (unaudited)

Each of the Franklin Templeton and Legg Mason Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

BrandywineGLOBAL — Small Cap Value Fund	27

Statement regarding liquidity risk management program (unaudited) (cont’d)

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

28	BrandywineGLOBAL — Small Cap Value Fund

BrandywineGLOBAL —

Small Cap Value Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment

Management, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

BrandywineGLOBAL — Small Cap Value Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

BrandywineGLOBAL — Small Cap Value Fund

Legg Mason Funds

100 International Drive

Baltimore, MD 21202

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Small Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans

Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

34317-S 08/23 SR23-4708

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 24, 2023